13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.3%
	AEROSPACE & DEFENSE - 6.7%
215,149	Mercury Systems, Inc.(a)	$ 9,036,258

	ASSET MANAGEMENT - 4.6%
147,050	Janus Henderson Group plc	6,254,037

	AUTOMOTIVE - 4.2%
60,980	Autoliv, Inc.	5,719,314

	BIOTECH & PHARMA - 5.5%
222,530	Exelixis, Inc.(a)	7,410,249

	CHEMICALS - 3.6%
17,000	Air Products and Chemicals, Inc.	4,930,680

	COMMERCIAL SUPPORT SERVICES - 6.9%
611,700	Vestis Corporation	9,322,308

	E-COMMERCE DISCRETIONARY - 3.3%
85,001	Etsy, Inc.(a)	4,495,703

	FOOD - 4.4%
88,000	Lamb Weston Holdings, Inc.	5,881,040

	GAS & WATER UTILITIES - 6.7%
128,709	Southwest Gas Holdings, Inc.	9,101,013

	HEALTH CARE FACILITIES & SERVICES - 1.8%
129,001	Fortrea Holdings, Inc.(a)	2,405,869

	HEALTH CARE REIT - 3.5%
277,000	Healthcare Realty Trust, Inc.	4,695,150

13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	INTERNET MEDIA & SERVICES - 3.5%
145,003	Match Group, Inc.(a)	$ 4,743,048

	LEISURE FACILITIES & SERVICES - 3.1%
213,001	Penn Entertainment, Inc.(a)	4,221,680

	MEDICAL EQUIPMENT & DEVICES - 3.5%
265,000	Bausch + Lomb Corporation(a)	4,785,900

	PUBLISHING & BROADCASTING - 6.0%
500,532	Pearson plc - ADR	8,068,576

	RETAIL - DISCRETIONARY - 5.4%
29,581	Asbury Automotive Group, Inc.(a)	7,189,070

	SOFTWARE - 11.0%
132,000	Rapid7, Inc.(a)	5,310,360
88,348	Twilio, Inc., Class A(a)	9,548,651
		14,859,011
	TECHNOLOGY SERVICES - 9.6%
52,106	Insight Enterprises, Inc.(a)	7,925,323
495,000	Riot Blockchain, Inc.(a)	5,053,950
		12,979,273
	TRANSPORTATION & LOGISTICS - 4.0%
53,010	Canadian National Railway Company	5,381,045

	TOTAL COMMON STOCKS (Cost $113,523,192)	131,479,224

13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
ESCROW SHARES — 0.0%(b)
81,753	Pershing Square Sparc Holdings Ltd(a)(c)(d)	$ –
327,017	Pershing Square Tontine Holdings Ltd.(a)(c)(d)	–
	TOTAL ESCROW (Cost $0)	–

SHORT-TERM INVESTMENT — 2.8%
MONEY MARKET FUND - 2.8%
3,819,295	First American Government Obligations Fund, X, 4.38% (Cost $3,819,295)(e)	3,819,295

	TOTAL INVESTMENTS - 100.1% (Cost $117,342,487)	$ 135,298,519
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(144,951)
	NET ASSETS - 100.0%	$ 135,153,568

ADR	- American Depositary Receipt
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Illiquid security. The total fair value of the security as of December 31, 2024, was $0, representing 0% of net assets.
(d)	Valued using unobservable inputs and fair valued by the adviser. Security is level 3.
(e)	Rate disclosed is the seven day effective yield as of December 31, 2024.